Condensed Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Allowance for doubtful accounts receivable, current	$ 35,000	$ 34,000	$ 36,000
Inventory valuation reserves	$ 397,000	$ 291,000	$ 268,000
Preferred stock, par value	$ .01	$ 0.01	$ 0.01
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ .01	$ 0.01	$ 0.01
Common stock, shares authorized	50,000,000	50,000,000	50,000,000
Common stock, shares issued	35,953,476	32,680,984	32,279,368
Common stock, shares outstanding	35,953,476	32,680,984	32,279,368